Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000258015 | ASML Holding NV
Holdings [Line Items]
Percent of Total Investments	2.20%
C000258015 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Total Investments	1.30%
C000258015 | Roche Holding AG
Holdings [Line Items]
Percent of Total Investments	1.20%
C000258015 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	1.10%
C000258015 | Novartis AG
Holdings [Line Items]
Percent of Total Investments	1.10%
C000258015 | Nestle SA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000258015 | Shell PLC
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258015 | Royal Bank of Canada
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258015 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	0.90%
C000258015 | Commonwealth Bank of Australia
Holdings [Line Items]
Percent of Total Investments	0.80%
C000258015 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	14.70%
C000258015 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.00%
C000258015 | Spain
Holdings [Line Items]
Percent of Total Investments	3.10%
C000258015 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.20%
C000258015 | Australia
Holdings [Line Items]
Percent of Total Investments	6.40%
C000258015 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.20%
C000258015 | Germany
Holdings [Line Items]
Percent of Total Investments	7.30%
C000258015 | France
Holdings [Line Items]
Percent of Total Investments	7.70%
C000258015 | Canada
Holdings [Line Items]
Percent of Total Investments	12.00%
C000258015 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.50%
C000258015 | Japan
Holdings [Line Items]
Percent of Total Investments	21.90%
C000258016 | IssuerNVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000258016 | IssuerAlphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000258016 | IssuerApple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.20%
C000258016 | IssuerMicrosoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.80%
C000258016 | IssuerAmazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000258016 | IssuerBroadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000258016 | IssuerMeta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000258016 | IssuerTesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000258016 | IssuerJPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000258016 | IssuerEli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000258016 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.70%
C000258016 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000258016 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000258016 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000258016 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000258016 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.70%
C000258016 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.50%
C000258016 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000258016 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.00%
C000258016 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	11.40%
C000258016 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000258016 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	34.60%
C000258017 | IssuerNew York City
Holdings [Line Items]
Percent of Total Investments	3.80%
C000258017 | IssuerSomerset Area School District
Holdings [Line Items]
Percent of Total Investments	2.90%
C000258017 | IssuerHealth & Educational Facilities Authority of the State of Missouri
Holdings [Line Items]
Percent of Total Investments	2.70%
C000258017 | IssuerEl Paso County School District No. 49 Falcon
Holdings [Line Items]
Percent of Total Investments	2.60%
C000258017 | IssuerNew York City Transitional Finance Authority Future Tax Secured Revenue
Holdings [Line Items]
Percent of Total Investments	2.20%
C000258017 | IssuerNew York State Dormitory Authority
Holdings [Line Items]
Percent of Total Investments	2.10%
C000258017 | IssuerIllinois Finance Authority
Holdings [Line Items]
Percent of Total Investments	2.00%
C000258017 | IssuerDallas Independent School District
Holdings [Line Items]
Percent of Total Investments	1.90%
C000258017 | IssuerSchool District of Broward County
Holdings [Line Items]
Percent of Total Investments	1.80%
C000258017 | IssuerMassachusetts Housing Finance Agency
Holdings [Line Items]
Percent of Total Investments	1.80%
C000258018 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.70%
C000258018 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	6.00%
C000258018 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000258018 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.30%
C000258018 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000258018 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.80%
C000258018 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000258018 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000258018 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000258018 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000258018 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000258018 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000258018 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000258018 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000258018 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000258018 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.70%
C000258018 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000258018 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000258018 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000258018 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.50%
C000258018 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.90%
C000258018 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	32.30%
C000258019 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	67.40%
C000258019 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Total Investments	1.30%
C000258019 | Citizens Financial Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000258019 | Citigroup, Inc.
Holdings [Line Items]
Percent of Total Investments	1.10%
C000258019 | Stryker Corp.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258019 | LYB International Finance III LLC
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258019 | Fidelity National Information Services, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258019 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Total Investments	0.80%
C000258019 | Bank of Nova Scotia
Holdings [Line Items]
Percent of Total Investments	0.70%
C000258019 | Prologis LP
Holdings [Line Items]
Percent of Total Investments	0.70%
C000258019 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000258019 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	1.80%
C000258019 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	30.70%
C000258019 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	67.40%